Leases - Analysis of the lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Balance at the beginning	$ 62,569	$ 55,898
Additions, net	54,442	18,913
Interest expense on leases	3,785	1,668	$ 333
Payments	(26,888)	(13,910)
Balance at the end	93,908	62,569	$ 55,898
Lease liabilities-current portion	28,831	17,433
Lease liabilities-non-current portion	$ 65,077	$ 45,136